Risks and Concentration - Compliance risk (Details) $ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Concentration Risk [Line Items]
Net revenues		¥ 2,181,469,000	$ 342,320	¥ 2,054,095,000	¥ 1,478,493,000
Online English language education services
Concentration Risk [Line Items]
Net revenues	¥ 712,536
Credit Concentration risk | Revenue from service | Online English language education services
Concentration Risk [Line Items]
Concentration risk (as a percent)		93.90%	93.90%	93.60%	88.60%